Semi-Annual Financial Statements
(unaudited)
September 30, 1995
Wayne Hummer Money Fund Trust
Dear Fellow Shareholder:

We are pleased to present the semi-annual financial statements of Wayne Hummer Money Fund Trust (the "Trust") for the period ended September 30, 1995. Net assets under management at the end of the year totaled $188,185,402. Since its inception, the Trust has continued to meet its objectives of liquidity and stability, which are the most important considerations of short-term investing.

The seven-day average yield on the Trust's portfolio for the period ended September 30, 1995, was 5.03%; if dividends were reinvested the effective yield was 5.15%. For the six-month period ended September 30, 1995, the Trust provided a total return of 2.65%, assuming reinvestment of dividends. Since these figures represent historical data, future yields may be higher or lower.

The policies and procedures of the Trust adhere to the strict criteria used by rating agencies to assign the highest rating to money market funds. The Trust invests only in the highest quality commercial instruments, does not purchase foreign instruments and limits itself to dealing with banks that have $1 billion or more in assets.

As you are aware, the Trust offers its shareholders the ability to purchase and redeem shares without penalties or cost, while providing a vehicle for earning a yield on investments which reflects changes in current rates. The Trust also offers the Systematic Investment Plan, check writing services and provides, through Wayne Hummer & Co., a personal representative to whom shareholders may speak to regarding their accounts and through whom investments may be made.

We appreciate your continued support of the Trust and ask that you call or write us if you have any questions about the Trust or your account.

Sincerely,


David P. Poitras
President
Wayne Hummer Money Fund Trust

An investment in the Trust is not a deposit or obligation of or guaranteed or insured by the U.S. Government, any bank, the Federal Deposit Insurance Corporation, or any other agency. There can be no assurance that the Trust will be able to maintain a stable net asset value of $1.00 per share.

Wayne Hummer Money Fund Trust
Statement of Assets and Liabilities
                                                                     September 30,
                                                                         1995         March 31,
                                                                      (Unaudited)       1995
Assets
Investments, at amortized cost                                       $187,942,034   $154,828,799
   Other assets:
   Cash                                                                    22,341        116,266
   Interest receivable                                                    457,403        456,645
   Prepaid expenses                                                        35,993         49,585
   Insurance deposit                                                       18,775         18,775
                                                                     ------------   ------------
     Total assets                                                     188,476,546    155,470,070
Liabilities and Net Assets
Dividends payable                                                         152,136        111,977
Due to Wayne Hummer
   Management Company                                                      77,800         65,604
Accounts payable                                                           61,208         44,612
                                                                     ------------   ------------
     Total liabilities                                                    291,144        222,193
                                                                     ------------   ------------
Net assets applicable to Shares
   outstanding, equivalent to $1.00 per Share                         $188,185,402  $155,247,877
                                                                     ============   ============

Statement of Operations
                                                                      Six months
                                                                         ended
                                                                     September 30,   Year ended
                                                                         1995         March 31,
                                                                      (Unaudited)       1995
Interest income                                                       $5,388,055     $7,308,352
Expenses:
   Management fee                                                        446,975        736,790
   Transfer agent fees                                                    70,500        123,200
   Shareholder service agent fees                                         59,730        114,800
   Custodian fees                                                         28,800         59,600
   Professional fees                                                      35,900         59,213
   Registration costs                                                     19,747         21,153
   Insurance costs                                                         8,831         17,743
   Trustee fees                                                           12,000         16,608
   Portfolio accounting fees                                               8,557          6,028
   Other                                                                  26,357         24,057
                                                                      ----------     ----------
     Total expenses                                                      717,397      1,179,192
                                                                      ----------     ----------
Net investment income                                                  4,670,658      6,129,160
Net realized loss on investments                                          --           (164,303)
                                                                      ----------     ----------
Net increase in net assets resulting
   from operations                                                     $4,670,658    $5,964,857
                                                                      ===========    ==========

Statement of Changes in Net Assets
                                                                              Six months ended      Year ended
                                                                             September 30, 1995      March 31,
                                                                                 (Unaudited)           1995
Operations:
   Net investment income                                                        $  4,670,658       $  6,129,160
   Net realized loss on investments                                                  --                (164,303)
                                                                                ------------       ------------
Net increase in net assets resulting from operations                               4,670,658          5,964,857
Dividends to Shareholders from net investment income                              (4,670,658)        (6,129,160)
Capital contribution                                                                 --                 164,303
Capital Share transactions (dollar amounts and number of Shares are the same):
   Proceeds from Shares sold                                                     232,659,926        380,661,450
   Shares issued upon reinvestment of dividends                                    4,453,509          5,862,996
                                                                                ------------       ------------
                                                                                 237,113,435        386,524,446
   Less payments for Shares redeemed                                            (204,175,910)      (384,805,251)
                                                                                ------------       ------------
   Increase due to Capital Share transactions                                     32,937,525          1,719,195
Net assets at beginning of the period                                            155,247,877        153,528,682
                                                                                ------------       ------------
Net assets at end of the period                                                 $188,185,402       $155,247,877
                                                                                ============       ============

Financial Highlights
(For a Share outstanding throughout each period)
                                                                   Six months ended      Year ended
                                                                  September 30, 1995      March 31,
                                                                      (Unaudited)           1995
Net asset value, beginning of period                                      $1.00              $1.00
Income from investment operations:
   Net investment income                                                   0.03               0.04
   Less dividends from investment income                                  (0.03)             (0.04)
                                                                      ----------         ----------
Net asset value, end of period                                            $1.00              $1.00
                                                                      ==========         ==========
Total return                                                               2.65%              4.24%(b)
Ratios and Supplementary Data

   Net assets, end of period ($000's)                                   188,185            155,248
   Ratio of total expenses to average net assets                            .80%(a)            .80%
   Ratio of net investment income to average net assets                    5.22%(a)           4.16%

Notes to Financial Highlights:
(a) Determined on an annualized basis.
(b) The total return includes the effect of the capital contribution of $0.0011 per Share. The return without the capital contribution would have been 4.12%.

Portfolio of Investments
September 30, 1995
                                                                                                           Maturity
      Principal                                                                                 Rate           Date
         Amount     Commercial Paper (64.7)                                                        %           1995          Value
     $3,430,000     Chevron Oil Finance Co.                                                    5.822          10/02   $  3,429,453
      4,600,000     GTE North Inc.                                                             5.801          10/02      4,599,269
      1,665,000     Norwest Financial Inc.                                                     5.822          10/02      1,664,735
      3,775,000     Pitney Bowes Credit Corp.                                                  5.823          10/03      3,773,796
      5,000,000     Chevron Oil Finance Co                                                     5.813          10/04      4,997,612
      3,380,000     Bellsouth Telecommunications Inc.                                          5.814          10/05      3,377,848
      3,500,000     DuPont (E.I.) De Nemours & Co.                                             5.744          10/06      3,497,249
      7,530,000     Wal-Mart Stores Inc.                                                       5.788          10/10      7,519,270
      1,500,000     Norwest Financial Inc.                                                     5.810          10/11      1,497,617
      4,770,000     Florida Power Corp.                                                        5.821          10/12      4,761,649
      5,000,000     Raytheon Co.                                                               5.811          10/12      4,991,261
      5,000,000     Snap-On Inc.                                                               5.811          10/12      4,991,261
      2,300,000     General Electric Capital Corp.                                             5.822          10/13      2,295,607
      1,800,000     Penney (J.C.) Funding Corp.                                                5.811          10/13      1,796,568
      3,000,000     Wisconsin Power & Light Co.                                                5.832          10/13      2,994,260
      5,600,000     Hartford Steam Boiler Inspection and Insurance Co.                         5.796          10/18      5,584,927
      3,000,000     Snap-On Inc.                                                               5.817          10/19      2,991,420
      4,000,000     National Rural Utilities Cooperative Finance Corp.                         5.800          10/23      3,986,067
      1,500,000     General Electric Capital Corp.                                             5.823          10/25      1,494,280
      3,000,000     Hartford Steam Boiler Inspection and Insurance Co.                         5.853          10/25      2,988,500
      5,785,000     Associates Corp. of North America                                          5.834          10/26      5,761,980
      4,000,000     Florida Power Corp.                                                        5.835          10/27      3,983,447
      5,000,000     Norwest Financial Inc.                                                     5.835          10/27      4,979,308
      5,600,000     Equitable Resources Inc.                                                   5.797          10/31      5,573,442
      5,000,000     Penney (J.C.) Funding Corp.                                                5.798          11/01      4,975,501
      1,478,000     National Rural Utilities Cooperative Finance Corp.                         5.810          11/02      1,470,511
      4,150,000     Wisconsin Power & Light Co.                                                5.882          11/03      4,128,050
      7,470,000     Illinois Tool Works Inc.                                                   5.855          11/07      7,425,931
      3,000,000     Teco Finance Inc.                                                          5.775          11/09      2,981,605
      6,000,000     Banc One Corp.                                                             5.769          11/14      5,958,567
      1,300,000     Teco Finance Inc.                                                          5.809          12/05      1,286,691
                                                                                                                      ------------
                                                                                                                       121,757,682
                                                                                                                      ------------
                    US Government & Agencies (13.2%)
      1,000,000     Federal Home Loan Bank (a)                                                 6.070          10/01      1,000,000
      2,000,000     Federal Farm Credit Bank (a)                                               6.050          10/01      2,001,782
      4,500,000     Student Loan Marketing Association (a)                                     5.510          10/03      4,500,419
        500,000     Federal Home Loan Bank                                                     6.900          10/25        499,391
      1,000,000     Federal Home Loan Bank                                                     5.750          10/30        999,846
      1,500,000     Federal Farm Credit Bank (a)                                               5.670          11/23      1,498,099
      1,000,000     Federal Home Loan Bank                                                     6.400          11/28      1,000,477
      2,000,000     Federal Farm Credit Bank (a)                                               5.770          12/01      2,000,000
      2,000,000     Federal Home Loan Bank                                                     6.160          12/26      2,015,038
      1,300,000     Private Export Funding Corp.                                               5.629       01/31/96      1,313,462
      2,000,000     Federal National Mortgage Association                                      5.920       03/01/96      1,988,852
      5,000,000     Federal Home Loan Mortgage Corp.                                           5.750       03/08/96      4,972,017
      1,000,000     Federal Home Loan Bank                                                     6.000       08/22/96      1,000,000
                                                                                                                      ------------
                                                                                                                        24,789,383
                                                                                                                      ------------
                    Corporate and Bank Notes (14.6%)
      2,000,000     General Electric Capital Corp. (a)                                         6.070          10/01      2,000,000
      3,000,000     Society National Bank, Cleveland, OH (a)                                   6.175          10/01      2,999,648
      5,000,000     NBD Bank N.A., Detroit, MI                                                 5.720          10/20      4,999,969
      3,000,000     NBD Bank N.A., Detroit, MI                                                 5.720          10/23      2,999,958
        500,000     Norwest Financial Inc.                                                     6.300          11/01        500,387
      2,750,000     Associates Corp. of North America                                          5.870          12/01      2,750,310
      1,500,000     WMX Technologies, Inc.                                                     6.200          12/15      1,498,249
      3,000,000     Wachovia Bank of North Carolina, N.A., Winston-Salem, NC (a)               5.750          12/20      3,000,000
      1,625,000     Ford Motor Credit Co.                                                      6.470       01/08/96      1,638,455
      3,000,000     LaSalle National Bank, Chicago, IL                                         5.700       01/16/96      3,000,000
      2,000,000     Harris Trust & Savings Bank, Chicago, IL                                   6.050       08/29/96      2,001,149
                                                                                                                      ------------
                                                                                                                        27,388,125
                                                                                                                      ------------
                    Bankers Acceptances (4.7%)
      5,000,000     NationsBank of Florida N.A., Tampa                                         5.910          10/31      4,975,834
      4,000,000     NationsBank of Florida N.A., Tampa                                         5.812          11/27      3,964,027
                                                                                                                      ------------
                                                                                                                         8,939,861
                                                                                                                      ------------
                    Certificates of Deposit (2.7%)
      5,000,000     Harris Trust & Savings Bank, Chicago, IL                                   5.700          11/20      5,000,000
         66,983     State Street Bank & Trust Co., Boston, MA                                  5.500       02/28/96         66,983
                                                                                                                      ------------
                                                                                                                         5,066,983
                                                                                                                      ------------
                    TOTAL INVESTMENTS (99.9%)                                                                          187,942,034
                    CASH AND OTHER ASSETS, LESS LIABILITIES (0.1%)                                                         243,368
                                                                                                                      ------------
                    NET ASSETS (100.0%)                                                                               $188,185,402
                                                                                                                      ============

Notes to Portfolio of Investments:
(a) Short term floating rate security. Rate shown represents the effective interest rate at September 30, 1995. The date shown is the next interest rate change date.
(b) Interest rates represent annualized yield to date of maturity.
(c) For each security, cost (for financial reporting and federal income tax purposes) and carrying value are the same.


See accompanying notes to financial statements.

Notes to Financial Statements

Organization:
Wayne Hummer Money Fund Trust (the "Trust") is organized as an unincorporated business trust under the laws of Massachusetts. It commenced investment operations on April 2, 1982. The Trust may issue an unlimited number of full and fractional units of beneficial interest ("Shares") without par value in one or more series ("Portfolios"). At September 30, 1995, Shares of only one series were outstanding.
1. Significant Accounting Policies

Security Valuation
Investments are stated at value. The Trust utilizes the amortized cost method to determine value. In the event that a deviation of 1/2 of 1% or more exists between a Portfolios's $1.00 per Share net asset value and the net asset value as calculated by valuing the Portfolio securities based upon market quotations, if available, or otherwise based upon a matrix system approved by the Board of Trustees, or if there is any other deviation which the Trust believes would result in a material dilution to Shareholders or purchasers, the Board of Trustees of the Trust promptly will consider what action should be taken.

Security Transactions and Investment Income
Security transactions are accounted for on the trade date. Investment income is recorded on the accrual basis and includes amortization of premium and discount on investments.

2. Trust Share Valuation and Dividends to Shareholders
Trust Shares are sold and redeemed on a continuous basis at net asset value. Net asset value per Share is determined on each day the New York Stock Exchange is open for trading as of the close of trading on the Exchange and at 3:00 p.m. Chicago time on each other day during which there is a sufficient degree of trading in securities of the Trust's Portfolio so as to affect materially the net asset value of the Shares by dividing the value of net assets (total assets less liabilities) by the total number of Shares outstanding. Dividends are declared daily and distributed monthly in the form of additional Shares at net asset value unless the Shareholder elects to have dividends paid in cash, in which case they are credited monthly to the Shareholder's brokerage account with Wayne Hummer & Co.

3. Federal Income Taxes
It is the Trust's policy to comply with the special provisions of the Internal Revenue Code available to investment companies and, in the manner provided therein, to distribute all of its taxable income, as well as any net realized gain on sales of investments. Such provisions were complied with and therefore no federal income tax provision is required.

4. Transactions with Affiliates
The Trust has an Investment Advisory and Management Agreement and a Portfolio Accounting Services Agreement with Wayne Hummer Management Company ("Investment Adviser"), and a Distribution Agreement and a Shareholder Service Agreement with Wayne Hummer & Co ("Distributor and Shareholder Service Agent"). The shareholders of the Investment Adviser are the general partners of the Distributor and Shareholder Service Agent. For advisory and management services and facilities furnished, the Trust pays fees on a declining annual basis ranging from .50 of 1% on the first $500 million of average daily net assets to .275 of 1% of average daily net assets in excess of $2.5 billion. The Investment Adviser is obligated to reimburse the Trust to the extent that the Trust's ordinary operating expenses, including the fee of the Investment Adviser, exceed 1% of average daily net assets on an annual basis. During the period ended September 30, 1995, and the year ended March 31, 1995, the Trust incurred management fees of $446,975 and $736,790, respectively.

For portfolio accounting services, the Trust pays the Investment Adviser a fee based on the level of average daily net assets plus out-of-pocket expenses. The Trust reimburses the Shareholder Service Agent for the approximate cost of processing Trust Share transactions and maintaining Shareholder accounts.

Certain trustees of the Trust are also officers or directors of the Investment Adviser or partners of the Distributor and Shareholder Service Agent. During the period ended September 30,1995 and the year ended March 31, 1995, the Trust made no direct payments to its officers and incurred trustee fees for its unaffiliated trustees of $12,000 and $16,608, respectively.

During the year ended March 31, 1995, the Trust sold two securities at amortized cost to Wayne Hummer & Co. in an affiliated party transaction sanctioned by the Securities and Exchange Commission. The excess of the amortized cost over the market value on the date of the transaction is shown as a capital contribution to the Trust.

Board of Trustees
Philip M. Burno
Chairman
Steven R. Becker
Charles V. Doherty
Joel D. Gingiss
Patrick B. Long
Eustace K. Shaw


This brochure must be preceded or accompanied by a current prospectus of the Wayne Hummer Money Fund Trust.

Wayne Hummer & Co.
Serving Investors Since 1931
300 South Wacker
Chicago, Illinois
60606

1.800.621.4477 (toll-free)
(312) 431.1700 (local)

200 E. Washington Street
Appleton, Wisconsin
54911

1.800.678.0833 (toll-free)
(414) 734.1474 (local)